Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at the beginning of the year	R$ (22,548)	R$ (19,280)
(Additions) Reversals	3,386	(3,268)
Balances at the end of the year	R$ (19,162)	R$ (22,548)